Fair Value of Financial Assets and Liabilities (Details Textual)	12 Months Ended
Dec. 31, 2019
Fair Value of Financial Assets and Liabilities [abstract]
Instruments of level 3 have denomination Investment Grade	98.00%
Financial instruments correspond to domestic issuers	100.00%